ASSET RETIREMENT OBLIGATION - Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation [Abstract]
Balance, beginning of year	$ 99,514	$ 93,343
Change in obligation	(13,886)	6,171
Accretion expense	0	0
Balance, end of year	$ 85,628	$ 99,514